Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, no nominal value per share
Amount Registered | shares	5,350,105,500
Proposed Maximum Offering Price per Unit	0.0219
Maximum Aggregate Offering Price	$ 117,167,310.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,180.81
Offering Note	(1) The Ordinary Shares registered hereby are evidenced by American Depositary Shares ("ADSs"). The ADSs, each representing five hundred (500) ordinary shares, have been registered on a separate registration statement on Form F-6 as amended and filed with the Securities and Exchange Commission on June 6, 2016 (File No. 333-128681). (2) Consists of (i) 4,530,854,000 Ordinary Shares, (ii) 469,245,000 Ordinary Shares, represented by 938,490 ADSs, issued or issuable upon the exercise of the Pre-Funded Warrants and (iii) 350,006,500 Ordinary Shares, represented by 700,013 ADSs, issued or issuable upon the exercise of the placement agent warrants, issued to the Selling Shareholders in a private placement. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and maximum aggregate offering price are based on the average of the high and low prices of the registrant's ADSs on December 16, 2025, as reported on The Nasdaq Capital Market, divided by five hundred (500).